Share-based Payments (Details) - ESOP [Member] - $ / shares		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Average exercise price per share option
Outstanding beginning balance	[1]	$ 0.46	$ 0.45	$ 0.44
Options granted during the year	[1]	0.18	0.47	0.47
Options Exercised during the year	[1]	0.18		0.32
Option Forfeited/lapsed during the year		0.52	0.53	0.49
Outstanding ending balance	[1]	0.40	0.46	0.45
Options Vested and exercisable ending balance		$ 0.40	$ 0.46	$ 0.45
Number of options
Outstanding beginning balance	[1]	79,463,744	72,569,180	63,690,523
Options Granted during the year	[1]	542,600	9,100,000	9,644,157
Options Exercised during the year	[1]	(424,840)		(300,000)
Options Forfeited/lapsed during the year		(36,774,386)	(2,205,436)	(465,500)
Outstanding ending balance	[1]	42,807,118	79,463,744	72,569,180
Options Vested and Exercisable ending balance		42,807,118	79,463,744	72,569,180

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.